Earnings Per Share From Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share From Continuing Operations (Tables) [Abstract]
Share Repurchases

	Amount	Average	Total Shares		Shares Repurchased
	Authorized	Price Per	Retired		(In millions)
Authorization Date	(In millions)	Share(2)	(In millions)	Date Completed	2010	2009	2008
December 19, 2007	$3,600	$59.82	60.2	August 2010	15.7	23.1	21.4
June 16, 2010(1)	2,000	59.95	4.0		4.0

					19.7	23.1	21.4

(1)	On June 16, 2010, the company’s board of directors authorized a share repurchase program of up to $2 billion of the company’s common stock. As of the end of the fourth quarter 2010, the company had $1.8 billion remaining under this authorization for share repurchases.

(2)	Includes commissions paid and calculated as the average price per share since the repurchase program authorization date.